Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Jun. 30, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Dec. 31, 2009 TransUnion Corp-Predecessor	Jun. 30, 2013 Parent TransUnion Corp. TransUnion Corp-Successor	Dec. 31, 2012 Parent TransUnion Corp. TransUnion Corp-Successor	Jun. 30, 2012 Parent TransUnion Corp. TransUnion Corp-Successor	Apr. 30, 2012 Parent TransUnion Corp. TransUnion Corp-Successor	Apr. 30, 2012 Parent TransUnion Corp. TransUnion Corp-Predecessor	Dec. 31, 2011 Parent TransUnion Corp. TransUnion Corp-Predecessor	Dec. 31, 2010 Parent TransUnion Corp. TransUnion Corp-Predecessor	Dec. 31, 2009 Parent TransUnion Corp. TransUnion Corp-Predecessor	Jun. 30, 2013 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Dec. 31, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Jun. 30, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Apr. 30, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Dec. 31, 2011 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Dec. 31, 2010 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Jun. 30, 2013 Guarantor Subsidiaries TransUnion Corp-Successor	Dec. 31, 2012 Guarantor Subsidiaries TransUnion Corp-Successor	Jun. 30, 2012 Guarantor Subsidiaries TransUnion Corp-Successor	Apr. 30, 2012 Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2011 Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2010 Guarantor Subsidiaries TransUnion Corp-Predecessor	Jun. 30, 2013 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Dec. 31, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Jun. 30, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Apr. 30, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Apr. 30, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2011 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2010 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2009 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Jun. 30, 2013 Eliminations TransUnion Corp-Successor	Dec. 31, 2012 Eliminations TransUnion Corp-Successor	Jun. 30, 2012 Eliminations TransUnion Corp-Successor	Apr. 30, 2012 Eliminations TransUnion Corp-Predecessor	Dec. 31, 2011 Eliminations TransUnion Corp-Predecessor	Dec. 31, 2010 Eliminations TransUnion Corp-Predecessor
Current assets:
Cash and cash equivalents	$ 130.2	$ 154.3	$ 86.0	$ 96.4	$ 96.4	$ 107.8	$ 131.2	$ 149.1	$ 45.9	$ 75.3	$ 33.4	$ 35.2	$ 35.2	$ 34.6	$ 81.4	$ 102.4	$ 0	$ 0	$ 0	$ 0	$ 1.0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.1	$ 0	$ 84.3	$ 79.0	$ 52.6	$ 61.2	$ 61.2	$ 72.1	$ 49.8	$ 46.7	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Trade accounts receivable, net	179.4	163.6				139.4											107.4	98.0			89.5		23.9	19.5			15.0		48.1	46.1				34.9
Due from (to) affiliates									(37.8)	(14.9)				19.7			(81.3)	(82.5)			(40.7)		76.0	46.2			3.0		61.1	56.7				18.0			(18.0)	(5.5)
Other current assets	43.6	58.7				55.4			(10.7)	(0.3)				9.2			48.6	52.7			41.8		(0.7)	(0.7)					6.4	7.0				4.4
Current assets of discontinued operations						0.1																												0.1
Total current assets	353.2	376.6				302.7			(2.6)	60.1				63.5			74.7	68.2			91.6		99.2	65.0			18.1		199.9	188.8				129.5			(18.0)	(5.5)
Property, plant and equipment, net	108.9	121.2				109.0											84.9	95.8			73.5		7.3	7.8			9.4		16.7	17.6				26.1
Other marketable securities	10.9	11.4				10.3											10.9	11.4			10.3
Goodwill	1,792.9	1,804.2			267.5	275.2	223.7										1,145.6	961.6			6.3		136.2	324.6			189.9		511.1	518.0				79.0
Other intangibles, net	1,848.9	1,911.6				230.8											1,584.5	1,629.6			127.9		74.6	75.8			73.5		189.8	206.2				29.4
Other assets	96.2	95.7				77.8			1,606.7	1,611.8				(877.5)			1,064.3	1,235.2			526.3		2.5	2.2			2.4		41.8	42.4				39.4			(2,619.1)	(2,795.9)			387.2
Total assets	4,211.0	4,320.7				1,005.8			1,604.1	1,671.9				(814.0)			3,964.9	4,001.8			835.9		319.8	475.4			293.3		959.3	973.0				303.4			(2,637.1)	(2,801.4)			387.2
Current liabilities:
Trade accounts payable	80.7	77.5				75.1								0.3			42.5	43.2			46.0		22.8	18.9			16.8		15.4	15.4				12.0
Current portion of long-term debt	9.5	10.6				21.8								10.3			9.5	9.5			9.5						0.9		18.0	6.6				1.1			(18.0)	(5.5)
Other current liabilities	89.6	107.0				100.2			8.5	7.9				24.0			58.1	68.4			49.0		5.2	7.2			6.7		17.8	23.5				20.5
Current liabilities of discontinued operations						0.4																												0.4
Total current liabilities	179.8	195.1				197.5			8.5	7.9				34.6			110.1	121.1			104.5		28.0	26.1			24.4		51.2	45.5				34.0			(18.0)	(5.5)
Long-term debt	1,659.0	1,672.3				1,579.4											1,659.0	1,672.3			1,578.4								6.5	6.5				7.5			(6.5)	(6.5)			(6.5)
Other liabilities	646.6	667.4				53.3			(19.7)	(13.9)							585.6	589.6			30.3		2.3	2.0			6.5		78.4	89.7				16.5
Total liabilities	2,485.4	2,534.8				1,830.2			(11.2)	(6.0)				34.6			2,354.7	2,383.0			1,713.2		30.3	28.1			30.9		136.1	141.7				58.0			(24.5)	(12.0)			(6.5)
Redeemable noncontrolling interests	20.4	14.7																											20.4	14.7
Total TransUnion Corp stockholders' equity	1,615.3	1,677.9				(848.6)			1,615.3	1,677.9				(848.6)			1,610.2	1,618.8			(877.3)		289.5	447.3			262.4		712.9	723.3				221.2			(2,612.6)	(2,789.4)			393.7
Noncontrolling interests	89.9	93.3				24.2																							89.9	93.3				24.2
Total stockholders' equity	1,705.2	1,771.2				(824.4)			1,615.3	1,677.9				(848.6)			1,610.2	1,618.8			(877.3)		289.5	447.3			262.4		802.8	816.6				245.4			(2,612.6)	(2,789.4)			393.7
Total liabilities and stockholders' equity	$ 4,211.0	$ 4,320.7				$ 1,005.8			$ 1,604.1	$ 1,671.9				$ (814.0)			$ 3,964.9	$ 4,001.8			$ 835.9		$ 319.8	$ 475.4			$ 293.3		$ 959.3	$ 973.0				$ 303.4			$ (2,637.1)	$ (2,801.4)			$ 387.2